Share-Based Compensation (Details) - Schedule of changes in nonvested shares granted - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in nonvested shares granted [Abstract]
Number of options, Balance at beginning of the year	601,227	526,351	774,836
Weighted average exercise price, Balance at beginning of the year	$ 5.93	$ 7.03	$ 5.7
Number of options, Granted	345,500	360,500	158,021
Weighted average exercise price, Granted	$ 12.14	$ 3.86	$ 8.72
Number of options, Vested during the year	(385,798)	(249,965)	(278,250)
Weighted average exercise price, Vested during the year	$ 7.39	$ 6.07	$ 5.21
Number of options, Forfeited during the year	(31,847)	(35,659)	(128,256)
Weighted average exercise price, Forfeited during the year	$ 6.75	$ 6.24	$ 5.24
Number of options, Balance at end of the year	529,082	601,227	526,351
Weighted average exercise price, Balance at end of the year	$ 8.69	$ 5.93	$ 7.03